Property, Plant and Equipment (Details) - USD ($)	Dec. 31, 2017	Jun. 30, 2017
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 78,953,536	$ 73,848,788
Less: Accumulated depreciation	(30,827,427)	(27,240,599)
Property, plant and equipment, net	48,126,109	46,608,189
Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	13,699,913	12,863,535
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	58,997,937	55,256,545
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	249,245	277,176
Plant and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	5,002,926	4,443,682
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	86,977	81,471
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 916,538	$ 926,379